GENERAL (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Schedule of Discontinued Operations
The major classes of assets and liabilities of Spacenet that were classified as discontinued operations were:

December 31,
2012

CURRENT ASSETS:
Restricted cash	$1,914
Trade receivables, net	8,254
Inventories	1,845
Other current assets	6,082

Total current assets of discontinued operations	18,095

LONG-TERM ASSETS
Long-term restricted cash	750
Long term trade receivables, receivables in respect of capital lease and other receivables	19,568
Property and equipment, net	7,536
Intangible assets	1,218
Goodwill	1,890

Total long term assets of discontinued operations	30,962

CURRENT LIABILITIES:
Trade payables	1,080
Accrued expenses	2,902
Other current liabilities	7,990

Total current liabilities of discontinued operations	11,972

LONG TERM LIABILITIES OF DISCONTINED OPERATIONS	6,234

Net assets of discontinued operations	$30,851

The results of the discontinued operations for the periods ended December 2, 2013 and the years ended 31, 2012 and 2011, are presented below:

	Period Ended December 2,	Year Ended December 31,
	2013	2012	2011

Revenues	$67,865	$76,797	$93,870

Cost of revenues	54,996	61,726	75,176

Gross profit	12,869	15,071	18,694

Operating costs and expenses:
Selling and marketing	7,753	7,643	11,153
General and administrative	11,758	10,457	11,306
Restructuring and other charges	-	-	1,451

Total operating expenses	19,511	18,100	23,910

Operating loss	(6,642)	(3,029)	(5,216)
Loss from disposal of subsidiary	(1,385)	-	-
Financial income (expenses), net	(255)	790	1,304

Loss before taxes on income	(8,282)	(2,239)	(3,912)

Taxes on income	38	31	87

Net loss	$(8,320)	$(2,270)	$(3,999)